UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-09013
Investment Company Act File Number
Eaton Vance Senior Income Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
June 30
Date of Fiscal Year End
September 30, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance
Senior Income Trust
September 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 138.0%(1)

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Aerospace and Defense — 2.7%
Booz Allen Hamilton, Inc.
Term Loan, 4.00%, Maturing August 3, 2017		249	$247,623
DAE Aviation Holdings, Inc.
Term Loan, 5.26%, Maturing July 31, 2014		700	655,577
Term Loan, 5.26%, Maturing July 31, 2014		731	684,073
Ducommun, Inc.
Term Loan, 5.50%, Maturing June 28, 2017		274	268,140
Dundee Holdco 4, Ltd.
Term Loan, 4.24%, Maturing May 15, 2015		206	177,251
Term Loan, 4.74%, Maturing May 13, 2016		206	177,251
Term Loan - Second Lien, 7.33%, Maturing January 13, 2016	EUR	417	486,490
IAP Worldwide Services, Inc.
Term Loan, 9.25%, Maturing December 28, 2012		918	901,229
Sequa Corp.
Term Loan, 3.50%, Maturing December 3, 2014		397	376,805
Spirit AeroSystems, Inc.
Term Loan, 3.48%, Maturing September 30, 2016		603	598,798
TASC, Inc.
Term Loan, 4.50%, Maturing December 18, 2015		747	717,861
TransDigm, Inc.
Term Loan, 4.00%, Maturing February 14, 2017		1,092	1,069,233
Wyle Services Corp.
Term Loan, 5.75%, Maturing March 27, 2017		415	398,276

			$6,758,607

Air Transport — 0.7%
Evergreen International Aviation, Inc.
Term Loan, 11.50%, Maturing July 5, 2016		450	$414,000
Orbitz Worldwide, Inc.
Term Loan, 3.27%, Maturing July 25, 2014		1,473	1,293,600

			$1,707,600

Automotive — 5.8%
Allison Transmission, Inc.
Term Loan, 2.98%, Maturing August 7, 2014		2,410	$2,275,170
Chrysler Group, LLC
Term Loan, 6.00%, Maturing May 24, 2017		2,614	2,301,740
Delphi Corp.
Term Loan, 3.50%, Maturing March 31, 2017		984	974,947
Federal-Mogul Corp.
Term Loan, 2.16%, Maturing December 29, 2014		2,215	2,046,831
Term Loan, 2.17%, Maturing December 28, 2015		579	535,045
Goodyear Tire & Rubber Co.
Term Loan - Second Lien, 1.94%, Maturing April 30, 2014		2,300	2,226,688
HHI Holdings, LLC
Term Loan, 7.00%, Maturing March 21, 2017		249	237,556
Metaldyne, LLC
Term Loan, 5.25%, Maturing May 18, 2017		771	747,991
SRAM, LLC
Term Loan, 4.76%, Maturing June 7, 2018		667	643,838
Tomkins, LLC
Term Loan, 4.25%, Maturing September 21, 2016		969	952,822

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
TriMas Corp.
Term Loan, 4.25%, Maturing June 21, 2017		524	$514,523
Veyance Technologies, Inc.
Term Loan, 2.74%, Maturing July 31, 2014		101	90,894
Term Loan, 2.74%, Maturing July 31, 2014		706	634,604
Term Loan - Second Lien, 5.99%, Maturing July 31, 2015		425	353,813

			$14,536,462

Beverage and Tobacco — 0.0%(2)
Maine Beverage Co., LLC
Term Loan, 2.00%, Maturing March 31, 2013		102	$97,500

			$97,500

Building and Development — 1.3%
Armstrong World Industries, Inc.
Term Loan, 4.00%, Maturing March 9, 2018		323	$314,482
Beacon Sales Acquisition, Inc.
Term Loan, 2.24%, Maturing September 30, 2013		334	317,394
Goodman Global Holdings, Inc.
Term Loan, 5.75%, Maturing October 28, 2016		838	831,991
November 2005 Land Investors, LLC
Term Loan, 0.00%, Maturing March 29, 2013(3)(4)		152	22,863
Panolam Industries Holdings, Inc.
Term Loan, 8.25%, Maturing December 31, 2013		458	412,409
RE/MAX International, Inc.
Term Loan, 5.50%, Maturing April 15, 2016		872	859,330
South Edge, LLC
Term Loan, 0.00%, Maturing October 31, 2009(5)		422	411,328

			$3,169,797

Business Equipment and Services — 13.2%
Acosta, Inc.
Term Loan, 4.75%, Maturing March 1, 2018		648	$626,249
Acxiom Corp.
Term Loan, 3.28%, Maturing March 15, 2015		403	394,694
Advantage Sales & Marketing, Inc.
Term Loan, 5.25%, Maturing December 18, 2017		918	888,799
Affinion Group, Inc.
Term Loan, 5.00%, Maturing October 10, 2016		2,294	2,092,036
Allied Security Holdings, LLC
Term Loan, 5.00%, Maturing February 3, 2017		498	490,038
Altegrity, Inc.
Term Loan, 7.75%, Maturing February 20, 2015		372	364,366
Term Loan, 2.98%, Maturing February 21, 2015		786	707,048
Audatex North America, Inc.
Term Loan, 3.31%, Maturing May 16, 2014	EUR	406	532,730
BAR/BRI Review Courses, Inc.
Term Loan, 6.00%, Maturing June 16, 2017		375	365,625
Brand Energy and Infrastructure Services, Inc.
Term Loan, 2.62%, Maturing February 7, 2014		455	415,184
Term Loan, 3.62%, Maturing February 7, 2014		389	348,894
Brickman Group Holdings, Inc.
Term Loan, 7.25%, Maturing October 14, 2016		571	564,981
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017		597	559,688
ClientLogic Corp.
Term Loan, 8.11%, Maturing January 30, 2014	EUR	586	776,661
Term Loan, 7.00%, Maturing January 30, 2017		303	286,436
DynCorp International, LLC
Term Loan, 6.30%, Maturing July 5, 2016		407	401,234

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Fidelity National Information Services, Inc.
Term Loan, 5.25%, Maturing July 18, 2016		1,188	$1,189,485
IMS Health, Inc.
Term Loan, 4.50%, Maturing August 25, 2017		864	850,029
KAR Auction Services, Inc.
Term Loan, 5.00%, Maturing May 19, 2017		1,446	1,403,888
Kronos, Inc.
Term Loan, 2.12%, Maturing June 11, 2014		546	521,006
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016		1,071	1,017,349
Meritas, LLC
Term Loan, 7.50%, Maturing July 28, 2017		414	399,872
Mitchell International, Inc.
Term Loan - Second Lien, 5.63%, Maturing March 30, 2015		500	462,500
MSCI, Inc.
Term Loan, 3.75%, Maturing March 14, 2017		1,439	1,437,690
N.E.W. Holdings I, LLC
Term Loan, 6.00%, Maturing March 23, 2016		788	762,891
Protection One Alarm Monitoring, Inc.
Term Loan, 6.00%, Maturing June 4, 2016		741	730,125
Quantum Corp.
Term Loan, 3.74%, Maturing July 14, 2014		27	26,601
Quintiles Transnational Corp.
Term Loan, 5.00%, Maturing June 8, 2018		2,170	2,052,044
Res-Care, Inc.
Term Loan, 7.25%, Maturing December 22, 2016		422	409,158
Sabre, Inc.
Term Loan, 2.24%, Maturing September 30, 2014		2,590	2,184,571
Sensus USA, Inc.
Term Loan, 4.75%, Maturing May 9, 2017		348	335,191
Softlayer Technologies, Inc.
Term Loan, 7.25%, Maturing November 5, 2016		323	314,498
SunGard Data Systems, Inc.
Term Loan, 1.98%, Maturing February 28, 2014		2,530	2,474,282
Term Loan, 3.89%, Maturing February 26, 2016		1,860	1,791,933
SymphonyIRI Group, Inc.
Term Loan, 5.00%, Maturing December 1, 2017		424	412,279
TransUnion, LLC
Term Loan, 4.75%, Maturing February 12, 2018		945	924,769
Travelport, LLC
Term Loan, 4.75%, Maturing August 21, 2015		1,103	977,116
Term Loan, 4.87%, Maturing August 21, 2015		299	264,565
Term Loan, 6.04%, Maturing August 21, 2015	EUR	371	456,788
U.S. Security Holdings, Inc.
Term Loan, 1.50%, Maturing July 28, 2017(6)		61	59,750
Term Loan, 6.00%, Maturing July 28, 2017		314	306,813
West Corp.
Term Loan, 4.57%, Maturing July 15, 2016		360	348,910
Term Loan, 4.57%, Maturing July 15, 2016		1,023	992,654

			$32,921,420

Cable and Satellite Television — 6.3%
Atlantic Broadband Finance, LLC
Term Loan, 4.00%, Maturing March 8, 2016		663	$641,885
BBHI Acquisition, LLC
Term Loan, 4.50%, Maturing December 14, 2017		620	600,928
Bragg Communications, Inc.
Term Loan, 2.82%, Maturing August 31, 2014		1,152	1,105,920
Crown Media Holdings, Inc.
Term Loan, 5.75%, Maturing July 14, 2018		249	243,141

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
CSC Holdings, Inc.
Term Loan, 3.23%, Maturing March 29, 2016		1,950	$1,894,856
Insight Midwest Holdings, LLC
Term Loan, 1.98%, Maturing April 7, 2014		1,744	1,716,914
Kabel Deutschland GmbH
Term Loan, 4.61%, Maturing June 15, 2018	EUR	500	626,931
Lavena Holdings 4 GmbH
Term Loan, 4.20%, Maturing March 6, 2015	EUR	521	525,321
Term Loan, 4.45%, Maturing March 4, 2016	EUR	521	525,321
Term Loan, 8.83%, Maturing March 6, 2017(7)	EUR	209	121,578
Term Loan - Second Lien, 5.58%, Maturing September 2, 2016	EUR	271	211,163
MCC Iowa, LLC
Term Loan, 1.95%, Maturing January 30, 2015		796	734,859
Mediacom Broadband, LLC
Term Loan, 4.50%, Maturing October 23, 2017		741	715,629
Mediacom Illinois, LLC
Term Loan, 1.95%, Maturing January 30, 2015		1,881	1,713,448
Term Loan, 5.50%, Maturing March 31, 2017		980	961,625
Mediacom, LLC
Term Loan, 4.50%, Maturing October 23, 2017		395	384,137
NDS Finance, Ltd.
Term Loan, 4.00%, Maturing March 12, 2018		697	669,511
UPC Financing Partnership
Term Loan, 3.72%, Maturing December 30, 2016		379	360,980
Term Loan, 5.10%, Maturing December 31, 2016	EUR	726	884,375
Term Loan, 3.72%, Maturing December 29, 2017		1,037	993,177

			$15,631,699

Chemicals and Plastics — 5.2%
Arizona Chemical, Inc.
Term Loan, 4.75%, Maturing November 21, 2016		163	$160,118
Ashland, Inc.
Term Loan, 3.75%, Maturing August 23, 2018		950	944,402
General Chemical Corp.
Term Loan, 5.00%, Maturing October 6, 2015		284	275,140
Houghton International, Inc.
Term Loan, 6.75%, Maturing January 29, 2016		421	417,368
Huntsman International, LLC
Term Loan, 1.77%, Maturing April 21, 2014		229	218,498
Term Loan, 2.52%, Maturing June 30, 2016		855	802,019
Term Loan, 2.80%, Maturing April 19, 2017		625	589,181
Ineos US Finance, LLC
Term Loan, 7.50%, Maturing December 16, 2013		790	783,127
Term Loan, 8.00%, Maturing December 16, 2014		791	783,608
Momentive Specialty Chemicals, Inc.
Term Loan, 4.00%, Maturing May 5, 2015		479	447,631
Term Loan, 4.00%, Maturing May 5, 2015		725	683,096
Term Loan, 4.13%, Maturing May 5, 2015		324	305,547
Nalco Co.
Term Loan, 4.50%, Maturing October 5, 2017		693	692,351
Norit NV
Term Loan, 7.50%, Maturing July 7, 2017		625	609,375
OM Group, Inc.
Term Loan, 5.75%, Maturing August 2, 2017		500	498,125
Rockwood Specialties Group, Inc.
Term Loan, 3.75%, Maturing February 9, 2018		1,169	1,166,641
Styron S.A.R.L.
Term Loan, 6.00%, Maturing August 2, 2017		1,687	1,537,928

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Univar, Inc.
Term Loan, 5.00%, Maturing June 30, 2017		2,267	$2,126,896

			$13,041,051

Clothing/Textiles — 0.1%
Phillips-Van Heusen Corp.
Term Loan, 3.50%, Maturing May 6, 2016		273	$273,040

			$273,040

Conglomerates — 3.9%
Education Management, LLC
Term Loan, 2.13%, Maturing June 3, 2013		1,955	$1,830,281
Financiere SPIE S.A.S.
Term Loan, 6.11%, Maturing June 29, 2018	EUR	1,000	1,256,015
Jason, Inc.
Term Loan, 8.25%, Maturing September 21, 2014		46	45,331
Term Loan, 8.25%, Maturing September 21, 2014		115	114,882
Rexnord Corp.
Term Loan, 2.50%, Maturing July 19, 2013		714	689,670
Term Loan, 2.79%, Maturing July 19, 2013		1,683	1,631,022
RGIS Holdings, LLC
Term Loan, 2.87%, Maturing April 30, 2014		93	88,335
Term Loan, 2.87%, Maturing April 30, 2014		1,870	1,766,708
Spectrum Brands, Inc.
Term Loan, 5.00%, Maturing June 17, 2016		1,120	1,108,323
Walter Energy, Inc.
Term Loan, 4.00%, Maturing April 2, 2018		1,172	1,137,194

			$9,667,761

Containers and Glass Products — 2.8%
Berry Plastics Corp.
Term Loan, 2.23%, Maturing April 3, 2015		955	$874,507
BWAY Corp.
Term Loan, 4.50%, Maturing February 23, 2018		75	71,889
Term Loan, 4.50%, Maturing February 23, 2018		841	809,716
Graphic Packaging International, Inc.
Term Loan, 2.99%, Maturing May 16, 2014		1,147	1,128,354
Hilex Poly Co.
Term Loan, 11.25%, Maturing November 16, 2015		463	444,000
Pelican Products, Inc.
Term Loan, 5.00%, Maturing March 7, 2017		397	385,586
Reynolds Group Holdings, Inc.
Term Loan, 6.50%, Maturing February 9, 2018		905	879,192
Term Loan, 6.50%, Maturing August 9, 2018		2,425	2,353,261

			$6,946,505

Cosmetics/Toiletries — 0.8%
Bausch & Lomb, Inc.
Term Loan, 3.49%, Maturing April 24, 2015		194	$187,084
Term Loan, 3.59%, Maturing April 24, 2015		794	767,608
KIK Custom Products, Inc.
Term Loan - Second Lien, 5.26%, Maturing November 28, 2014		525	337,969
Prestige Brands, Inc.
Term Loan, 4.75%, Maturing March 24, 2016		669	656,165

			$1,948,826

Drugs — 1.5%
Aptalis Pharma, Inc.
Term Loan, 5.50%, Maturing February 10, 2017		794	$710,630
Capsugel Healthcare, Ltd.
Term Loan, 5.25%, Maturing August 1, 2018		650	642,078

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Endo Pharmaceuticals Holdings, Inc.
Term Loan, 4.00%, Maturing June 18, 2018		624	$622,151
Graceway Pharmaceuticals, LLC
Term Loan, 9.99%, Maturing November 3, 2013(7)		175	742
Term Loan - Second Lien, 0.00%, Maturing May 3, 2013(4)		500	11,875
Warner Chilcott Corp.
Term Loan, 4.25%, Maturing March 15, 2018		409	399,137
Term Loan, 4.25%, Maturing March 15, 2018		819	798,274
WC Luxco S.A.R.L.
Term Loan, 4.25%, Maturing March 15, 2018		563	548,814

			$3,733,701

Electronics/Electrical — 7.6%
Aeroflex, Inc.
Term Loan, 4.25%, Maturing May 9, 2018		349	$338,069
Aspect Software, Inc.
Term Loan, 6.25%, Maturing May 6, 2016		763	759,558
Attachmate Corp.
Term Loan, 6.50%, Maturing April 27, 2017		475	458,821
Cinedigm Digital Funding I, LLC
Term Loan, 5.25%, Maturing April 29, 2016		290	278,711
CommScope, Inc.
Term Loan, 5.00%, Maturing January 14, 2018		1,070	1,049,570
Dealer Computer Services, Inc.
Term Loan, 3.75%, Maturing April 20, 2018		1,222	1,197,499
DG FastChannel, Inc.
Term Loan, 5.75%, Maturing July 26, 2018		823	818,823
Eagle Parent, Inc.
Term Loan, 5.00%, Maturing May 16, 2018		1,322	1,236,604
Edwards (Cayman Island II), Ltd.
Term Loan, 5.50%, Maturing May 31, 2016		620	574,564
FCI International S.A.S.
Term Loan, 3.62%, Maturing November 1, 2013		83	80,846
Term Loan, 3.62%, Maturing November 1, 2013		83	80,846
Term Loan, 3.62%, Maturing November 1, 2013		86	83,977
Term Loan, 3.62%, Maturing November 1, 2013		86	83,977
Freescale Semiconductor, Inc.
Term Loan, 4.47%, Maturing December 1, 2016		1,278	1,174,050
Infor Enterprise Solutions Holdings
Term Loan, 5.74%, Maturing March 3, 2014		250	190,000
Term Loan, 4.99%, Maturing July 28, 2015		481	431,459
Term Loan, 5.99%, Maturing July 28, 2015		372	346,189
Term Loan, 5.99%, Maturing July 28, 2015		713	663,886
Term Loan - Second Lien, 6.49%, Maturing March 3, 2014		92	72,159
Term Loan - Second Lien, 6.49%, Maturing March 3, 2014		158	122,906
Network Solutions, LLC
Term Loan, 2.49%, Maturing March 7, 2014		893	888,194
NXP B.V.
Term Loan, 4.50%, Maturing March 3, 2017		1,368	1,287,748
Open Solutions, Inc.
Term Loan, 2.38%, Maturing January 23, 2014		1,146	952,787
Sensata Technologies Finance Co., LLC
Term Loan, 4.00%, Maturing May 11, 2018		1,796	1,752,857
Serena Software, Inc.
Term Loan, 4.34%, Maturing March 10, 2016		715	655,757
Shield Finance Co. S.A.R.L.
Term Loan, 7.75%, Maturing June 15, 2016		409	400,881
Ship US Bidco, Inc.
Term Loan, 6.01%, Maturing November 30, 2017	GBP	500	747,538

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)	Value
SkillSoft Corp.
Term Loan, 6.50%, Maturing May 26, 2017	489	$481,244
SS&C Technologies, Inc.
Term Loan, 2.24%, Maturing November 23, 2012	460	446,971
Sunquest Information Systems, Inc.
Term Loan, 6.25%, Maturing December 16, 2016	374	367,516
VeriFone, Inc.
Term Loan, 2.99%, Maturing October 31, 2013	357	356,813
Vertafore, Inc.
Term Loan, 5.25%, Maturing July 29, 2016	496	478,882

		$18,859,702

Equipment Leasing — 0.7%
BakerCorp. International, Inc.
Term Loan, 5.00%, Maturing June 1, 2018	425	$411,365
Delos Aircraft, Inc.
Term Loan, 7.00%, Maturing March 17, 2016	425	426,062
International Lease Finance Corp.
Term Loan, 6.75%, Maturing March 17, 2015	1,000	1,003,333

		$1,840,760

Farming/Agriculture — 0.3%
Earthbound Farm Holdings III, LLC
Term Loan, 5.50%, Maturing December 21, 2016	372	$362,883
WM. Bolthouse Farms, Inc.
Term Loan, 5.50%, Maturing February 11, 2016	322	316,147

		$679,030

Financial Intermediaries — 6.2%
AmWINS Group, Inc.
Term Loan - Second Lien, 5.86%, Maturing June 8, 2014	500	$457,187
CB Richard Ellis Services, Inc.
Term Loan, 3.49%, Maturing March 5, 2018	346	332,136
Term Loan, 3.73%, Maturing September 4, 2019	327	314,263
Citco III, Ltd.
Term Loan, 6.25%, Maturing June 29, 2018	848	807,601
Fifth Third Processing Solutions, LLC
Term Loan, 4.50%, Maturing November 3, 2016	621	602,133
First Data Corp.
Term Loan, 2.98%, Maturing September 24, 2014	245	214,657
Term Loan, 2.98%, Maturing September 24, 2014	992	870,418
Term Loan, 2.98%, Maturing September 24, 2014	1,000	878,625
Term Loan, 4.23%, Maturing March 23, 2018	1,020	842,207
Grosvenor Capital Management Holdings, LLP
Term Loan, 4.25%, Maturing December 5, 2016	1,135	1,134,964
HarbourVest Partners, LLC
Term Loan, 6.25%, Maturing December 14, 2016	573	570,542
iPayment, Inc.
Term Loan, 5.75%, Maturing May 8, 2017	481	467,448
LPL Holdings, Inc.
Term Loan, 1.99%, Maturing June 28, 2013	432	426,926
Term Loan, 4.25%, Maturing June 25, 2015	1,359	1,350,639
Term Loan, 5.25%, Maturing June 28, 2017	1,028	1,029,382
Mercury Payment Systems Canada, LLC
Term Loan, 6.50%, Maturing July 3, 2017	324	322,567
Mondrian Investment Partners, Ltd.
Term Loan, 5.50%, Maturing July 12, 2018	635	620,490
Nuveen Investments, Inc.
Term Loan, 3.32%, Maturing November 13, 2014	1,209	1,114,540
Term Loan, 5.82%, Maturing May 12, 2017	1,412	1,315,696

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
RJO Holdings Corp.
Term Loan, 6.23%, Maturing December 10, 2015(3)		4	$3,053
Term Loan, 6.23%, Maturing December 10, 2015(3)		118	93,604
RPI Finance Trust
Term Loan, 4.00%, Maturing May 9, 2018		1,771	1,757,283

			$15,526,361

Food Products — 4.7%
Dean Foods Co.
Term Loan, 1.87%, Maturing April 2, 2014		1,292	$1,266,185
Del Monte Foods Co.
Term Loan, 4.50%, Maturing March 8, 2018		2,344	2,175,055
Dole Food Company, Inc.
Term Loan, 5.05%, Maturing July 6, 2018		489	482,360
JBS USA Holdings, Inc.
Term Loan, 4.25%, Maturing May 25, 2018		499	478,800
Michael Foods Group, Inc.
Term Loan, 4.25%, Maturing February 23, 2018		336	324,814
NBTY, Inc.
Term Loan, 4.25%, Maturing October 2, 2017		1,015	985,259
Pierre Foods, Inc.
Term Loan, 7.00%, Maturing September 30, 2016		619	606,375
Pinnacle Foods Holdings Corp.
Term Loan, 2.72%, Maturing April 2, 2014		2,922	2,782,827
Provimi Holding
Term Loan, 2.11%, Maturing June 28, 2015		120	118,626
Term Loan, 2.11%, Maturing June 28, 2015		147	145,984
Term Loan, 3.23%, Maturing June 28, 2015	EUR	17	22,141
Term Loan, 3.23%, Maturing June 28, 2015	EUR	155	205,563
Term Loan, 3.23%, Maturing June 28, 2015	EUR	230	305,174
Term Loan, 3.23%, Maturing June 28, 2015	EUR	251	333,974
Term Loan - Second Lien, 4.49%, Maturing December 28, 2016		119	117,375
Term Loan - Second Lien, 5.61%, Maturing December 28, 2016	EUR	19	25,653
Term Loan - Second Lien, 5.61%, Maturing December 28, 2016	EUR	265	351,336
Solvest, Ltd.
Term Loan, 5.06%, Maturing July 6, 2018		907	894,602

			$11,622,103

Food Service — 5.6%
Aramark Corp.
Term Loan, 2.11%, Maturing January 27, 2014		88	$85,816
Term Loan, 2.24%, Maturing January 27, 2014		1,081	1,052,496
Term Loan, 2.95%, Maturing January 27, 2014	GBP	478	703,660
Term Loan, 3.49%, Maturing July 26, 2016		157	152,468
Term Loan, 3.62%, Maturing July 26, 2016		2,386	2,318,371
Buffets, Inc.
Term Loan, 14.00%, Maturing April 21, 2015(7)		618	355,113
Term Loan, 9.62%, Maturing April 22, 2015(3)(7)		67	35,652
Burger King Corp.
Term Loan, 4.50%, Maturing October 19, 2016		2,382	2,303,096
Denny’s, Inc.
Term Loan, 5.25%, Maturing September 30, 2016		955	953,352
DineEquity, Inc.
Term Loan, 4.25%, Maturing October 19, 2017		791	770,107
Dunkin’ Brands, Inc.
Term Loan, 4.00%, Maturing November 23, 2017		1,365	1,323,617
NPC International, Inc.
Term Loan, 2.00%, Maturing May 3, 2013		141	137,335
OSI Restaurant Partners, LLC
Term Loan, 2.77%, Maturing June 14, 2013		236	220,101
Term Loan, 2.56%, Maturing June 14, 2014		2,375	2,215,782

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
U.S. Foodservice, Inc.
Term Loan, 2.74%, Maturing July 3, 2014		1,003	$928,093
Wendy’s/Arby’s Restaurants, LLC
Term Loan, 5.00%, Maturing May 24, 2017		399	397,873

			$13,952,932

Food/Drug Retailers — 5.6%
Alliance Boots Holdings, Ltd.
Term Loan, 3.62%, Maturing July 9, 2015	GBP	1,775	$2,418,980
General Nutrition Centers, Inc.
Term Loan, 4.25%, Maturing March 2, 2018		2,100	2,037,876
Pantry, Inc. (The)
Term Loan, 1.99%, Maturing May 15, 2014		116	113,274
Term Loan, 1.99%, Maturing May 15, 2014		402	393,378
Rite Aid Corp.
Term Loan, 1.98%, Maturing June 4, 2014		3,907	3,633,105
Term Loan, 4.50%, Maturing March 2, 2018		1,069	994,270
Roundy’s Supermarkets, Inc.
Term Loan, 7.00%, Maturing November 3, 2013		2,943	2,858,845
Supervalu, Inc.
Term Loan, 4.50%, Maturing April 28, 2018		1,642	1,521,012

			$13,970,740

Health Care — 15.6%
1-800-Contacts, Inc.
Term Loan, 7.70%, Maturing March 4, 2015		450	$445,176
Alere, Inc.
Term Loan, 4.50%, Maturing June 30, 2017		1,200	1,161,000
Alliance Healthcare Services
Term Loan, 7.25%, Maturing June 1, 2016		534	487,257
Ardent Medical Services, Inc.
Term Loan, 6.50%, Maturing September 18, 2015		350	339,500
Aveta Holdings, LLC
Term Loan, 8.50%, Maturing April 14, 2015		255	249,999
Term Loan, 8.50%, Maturing April 14, 2015		255	249,999
Biomet, Inc.
Term Loan, 3.31%, Maturing March 25, 2015		2,934	2,816,964
Carestream Health, Inc.
Term Loan, 5.00%, Maturing February 25, 2017		771	648,999
Carl Zeiss Vision Holding GmbH
Term Loan, 4.00%, Maturing September 30, 2019(7)		66	56,177
Catalent Pharma Solutions
Term Loan, 2.49%, Maturing April 10, 2014		1,272	1,179,003
Community Health Systems, Inc.
Term Loan, 2.57%, Maturing July 25, 2014		163	152,775
Term Loan, 2.57%, Maturing July 25, 2014		3,169	2,973,308
Term Loan, 3.82%, Maturing January 25, 2017		1,590	1,465,836
ConMed Corp.
Term Loan, 1.74%, Maturing April 12, 2013		240	234,873
ConvaTec, Inc.
Term Loan, 5.75%, Maturing December 22, 2016		347	333,046
CRC Health Corp.
Term Loan, 4.87%, Maturing November 16, 2015		496	453,413
DaVita, Inc.
Term Loan, 4.50%, Maturing October 20, 2016		1,489	1,471,071
DJO Finance, LLC
Term Loan, 3.24%, Maturing May 20, 2014		357	339,168
Drumm Investors, LLC
Term Loan, 5.00%, Maturing May 4, 2018		999	891,982
Emdeon Business Services, LLC
Term Loan, 2.24%, Maturing November 18, 2013		847	842,495

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Emergency Medical Services Corp.
Term Loan, 5.25%, Maturing May 25, 2018		748	$713,675
Grifols, Inc.
Term Loan, 6.00%, Maturing June 1, 2017		1,047	1,029,570
Hanger Orthopedic Group, Inc.
Term Loan, 4.00%, Maturing December 1, 2016		323	312,079
HCA, Inc.
Term Loan, 3.62%, Maturing March 31, 2017		2,218	2,094,996
Term Loan, 3.62%, Maturing May 1, 2018		925	871,500
Health Management Associates, Inc.
Term Loan, 2.12%, Maturing February 28, 2014		2,365	2,232,287
Iasis Healthcare, LLC
Term Loan, 5.00%, Maturing May 3, 2018		846	791,833
Immucor, Inc.
Term Loan, 7.25%, Maturing August 17, 2018		350	346,063
inVentiv Health, Inc.
Term Loan, 6.50%, Maturing August 4, 2016		917	885,026
Term Loan, 6.75%, Maturing May 15, 2018		574	549,903
Kindred Healthcare, Inc.
Term Loan, 5.25%, Maturing June 1, 2018		923	858,099
Lifepoint Hospitals, Inc.
Term Loan, 3.08%, Maturing April 15, 2015		1,086	1,063,912
MedAssets, Inc.
Term Loan, 5.25%, Maturing November 16, 2016		434	426,169
Medpace, Inc.
Term Loan, 6.50%, Maturing June 22, 2017		424	404,860
MultiPlan, Inc.
Term Loan, 4.75%, Maturing August 26, 2017		1,274	1,203,170
Physiotherapy Associates, Inc.
Term Loan, 7.50%, Maturing June 27, 2013		341	337,952
Prime Healthcare Services, Inc.
Term Loan, 7.25%, Maturing April 22, 2015		1,157	1,111,080
RadNet Management, Inc.
Term Loan, 5.75%, Maturing April 1, 2016		1,042	1,005,289
Renal Advantage Holdings, Inc.
Term Loan, 5.75%, Maturing December 16, 2016		372	371,490
Select Medical Corp.
Term Loan, 5.50%, Maturing May 25, 2018		1,521	1,384,281
Sunrise Medical Holdings, Inc.
Term Loan, 6.75%, Maturing May 13, 2014	EUR	120	149,297
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018		748	716,018
Universal Health Services, Inc.
Term Loan, 4.00%, Maturing November 15, 2016		1,029	999,955
Vanguard Health Holding Co., II, LLC
Term Loan, 5.00%, Maturing January 29, 2016		741	729,562
VWR Funding, Inc.
Term Loan, 2.74%, Maturing June 30, 2014		1,476	1,385,069

			$38,765,176

Home Furnishings — 1.2%
Hunter Fan Co.
Term Loan, 2.73%, Maturing April 16, 2014		191	$175,324
National Bedding Co., LLC
Term Loan, 3.88%, Maturing November 28, 2013		954	941,067
Term Loan - Second Lien, 5.31%, Maturing February 28, 2014		350	331,187
Oreck Corp.
Term Loan - Second Lien, 3.85%, Maturing March 19, 2016(3)		128	114,986
Sofia III S.A.R.L.
Term Loan, 2.50%, Maturing June 24, 2016	EUR	387	413,927

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)	Value
Yankee Candle Company, Inc. (The)
Term Loan, 2.24%, Maturing February 6, 2014	1,184	$1,138,752

		$3,115,243

Industrial Equipment — 1.8%
Alliance Laundry Systems, LLC
Term Loan, 6.25%, Maturing September 30, 2016	446	$441,158
Butterfly Wendel US, Inc.
Term Loan, 3.44%, Maturing June 23, 2014	418	382,797
Term Loan, 4.19%, Maturing June 22, 2015	571	522,303
Generac CCMP Acquisition Corp.
Term Loan, 2.74%, Maturing November 11, 2013	471	459,114
Husky Injection Molding System, Ltd.
Term Loan, Maturing June 30, 2018(8)	500	486,459
KION Group GmbH
Term Loan, 3.74%, Maturing December 23, 2014(7)	253	187,310
Term Loan, 3.99%, Maturing December 23, 2015(7)	253	187,310
Manitowoc Company, Inc. (The)
Term Loan, 4.25%, Maturing November 13, 2017	349	341,852
Polypore, Inc.
Term Loan, 2.24%, Maturing July 3, 2014	1,520	1,470,653

		$4,478,956

Insurance — 3.3%
Applied Systems, Inc.
Term Loan, 5.50%, Maturing December 8, 2016	695	$679,118
Asurion Corp.
Term Loan, 5.50%, Maturing May 24, 2018	2,841	2,693,322
Term Loan - Second Lien, 9.00%, Maturing May 24, 2019	550	527,828
CCC Information Services Group, Inc.
Term Loan, 5.50%, Maturing November 11, 2015	721	708,751
CNO Financial Group, Inc.
Term Loan, 6.25%, Maturing September 30, 2016	521	518,522
Crawford & Company
Term Loan, 5.00%, Maturing October 30, 2013	606	601,368
HUB International Holdings, Inc.
Term Loan, 2.87%, Maturing June 13, 2014	179	165,897
Term Loan, 2.87%, Maturing June 13, 2014	796	738,017
Term Loan, 6.75%, Maturing June 13, 2014	270	264,447
Sedgwick CMS Holdings, Inc.
Term Loan, Maturing December 30, 2016(8)	500	475,625
USI Holdings Corp.
Term Loan, 2.74%, Maturing May 5, 2014	910	863,575

		$8,236,470

Leisure Goods/Activities/Movies — 7.6%
AMC Entertainment, Inc.
Term Loan, 3.50%, Maturing December 16, 2016	1,917	$1,831,608
AMC Networks, Inc.
Term Loan, 4.00%, Maturing December 31, 2018	675	654,188
Bombardier Recreational Products
Term Loan, 2.75%, Maturing June 28, 2013	975	932,766
Bright Horizons Family Solutions, Inc.
Term Loan, 4.24%, Maturing May 28, 2015	457	441,106
Carmike Cinemas, Inc.
Term Loan, 5.50%, Maturing January 27, 2016	994	976,779
Cedar Fair, L.P.
Term Loan, 4.00%, Maturing December 15, 2017	1,447	1,427,738
Cinemark USA, Inc.
Term Loan, 3.51%, Maturing April 29, 2016	1,901	1,865,966

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Clubcorp Operations, Inc.
Term Loan, 6.00%, Maturing November 9, 2016		823	$795,829
Dave & Buster’s, Inc.
Term Loan, 5.50%, Maturing May 12, 2016		494	482,641
Deluxe Entertainment Services Group, Inc.
Term Loan, 6.25%, Maturing May 11, 2013		35	34,902
Term Loan, 6.25%, Maturing May 11, 2013		503	495,602
HIT Entertainment, Inc.
Term Loan, 5.51%, Maturing June 1, 2012		576	560,599
Live Nation Entertainment, Inc.
Term Loan, 4.50%, Maturing November 7, 2016		1,133	1,101,599
National CineMedia, LLC
Term Loan, 1.84%, Maturing February 13, 2015		1,441	1,387,929
Regal Cinemas Corp.
Term Loan, 3.37%, Maturing August 23, 2017		2,035	1,982,488
Revolution Studios Distribution Co., LLC
Term Loan, 3.99%, Maturing December 21, 2014		504	373,038
Term Loan - Second Lien, 7.24%, Maturing June 21, 2015(3)		450	138,600
SeaWorld Parks & Entertainment, Inc.
Term Loan, 4.00%, Maturing August 17, 2017		838	815,837
Six Flags Theme Parks, Inc.
Term Loan, 5.25%, Maturing June 30, 2016		1,607	1,591,915
Town Sports International, Inc.
Term Loan, 7.00%, Maturing May 4, 2018		517	500,318
Zuffa, LLC
Term Loan, 2.25%, Maturing June 19, 2015		481	453,489

			$18,844,937

Lodging and Casinos — 3.3%
Ameristar Casinos, Inc.
Term Loan, 4.00%, Maturing April 13, 2018		522	$506,051
Caesars Entertainment Operating Co.
Term Loan, 3.25%, Maturing January 28, 2015		2,055	1,730,320
Term Loan, 9.50%, Maturing October 31, 2016		983	974,640
Gala Group, Ltd.
Term Loan, 5.69%, Maturing May 30, 2018	GBP	825	1,042,529
Herbst Gaming, Inc.
Term Loan, 10.00%, Maturing December 31, 2015		409	411,387
Isle of Capri Casinos, Inc.
Term Loan, 4.75%, Maturing November 1, 2013		473	464,945
Las Vegas Sands, LLC
Term Loan, 2.74%, Maturing November 23, 2016		292	273,532
Term Loan, 2.74%, Maturing November 23, 2016		1,157	1,083,585
LodgeNet Entertainment Corp.
Term Loan, 6.50%, Maturing April 4, 2014		591	510,882
Penn National Gaming, Inc.
Term Loan, 3.75%, Maturing July 16, 2018		574	569,022
Tropicana Entertainment, Inc.
Term Loan, 15.00%, Maturing March 8, 2013		130	142,736
VML US Finance, LLC
Term Loan, 4.74%, Maturing May 25, 2012		195	194,520
Term Loan, 4.74%, Maturing May 27, 2013		390	389,040

			$8,293,189

Nonferrous Metals/Minerals — 1.5%
Fairmount Minerals, Ltd.
Term Loan, 5.25%, Maturing March 15, 2017		1,883	$1,857,356
Noranda Aluminum Acquisition
Term Loan, 1.99%, Maturing May 16, 2014		44	42,989
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017		1,365	1,337,394

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Oxbow Carbon and Mineral Holdings
Term Loan, 3.86%, Maturing May 8, 2016		519	$500,353

			$3,738,092

Oil and Gas — 2.8%
Big West Oil, LLC
Term Loan, 7.00%, Maturing March 31, 2016		237	$236,250
CITGO Petroleum Corp.
Term Loan, 8.00%, Maturing June 24, 2015		101	101,613
Term Loan, 9.00%, Maturing June 23, 2017		1,259	1,292,113
Frac Tech International, LLC
Term Loan, 6.25%, Maturing May 6, 2016		1,058	1,041,619
Gibson Energy
Term Loan, 5.75%, Maturing June 14, 2018		1,047	1,022,500
MEG Energy Corp.
Term Loan, 4.00%, Maturing March 16, 2018		625	613,438
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015		1,940	1,949,507
Sheridan Production Partners I, LLC
Term Loan, 6.50%, Maturing April 20, 2017		52	51,410
Term Loan, 6.50%, Maturing April 20, 2017		86	84,168
Term Loan, 6.50%, Maturing April 20, 2017		648	635,193

			$7,027,811

Publishing — 5.7%
Ascend Learning
Term Loan, 7.01%, Maturing December 6, 2016		546	$527,225
Aster Zweite Beteiligungs GmbH
Term Loan, 4.80%, Maturing December 31, 2014		618	547,522
Term Loan, 4.80%, Maturing December 30, 2016		500	442,916
Term Loan, 4.80%, Maturing December 30, 2016		605	536,039
Term Loan, 6.00%, Maturing December 30, 2016	EUR	236	281,283
Term Loan, 6.00%, Maturing December 30, 2016	EUR	264	314,236
GateHouse Media Operating, Inc.
Term Loan, 2.24%, Maturing August 28, 2014(3)		321	85,133
Term Loan, 2.24%, Maturing August 28, 2014(3)		717	189,912
Term Loan, 2.49%, Maturing August 28, 2014(3)		346	91,682
Getty Images, Inc.
Term Loan, 5.25%, Maturing November 7, 2016		1,471	1,465,517
Instant Web, Inc.
Term Loan, 3.61%, Maturing August 7, 2014		84	76,715
Term Loan, 3.61%, Maturing August 7, 2014		809	735,937
Interactive Data Corp.
Term Loan, 4.50%, Maturing February 12, 2018		1,141	1,100,721
Laureate Education, Inc.
Term Loan, 5.25%, Maturing August 15, 2018		2,339	2,121,050
MediaNews Group, Inc.
Term Loan, 8.50%, Maturing March 19, 2014		60	59,155
Merrill Communications, LLC
Term Loan, 7.50%, Maturing December 24, 2012		645	612,654
Nelson Education, Ltd.
Term Loan, 2.91%, Maturing July 3, 2014		231	181,993
Nielsen Finance, LLC
Term Loan, 2.23%, Maturing August 9, 2013		2,062	2,006,591
Term Loan, 3.48%, Maturing May 2, 2016		995	965,113
Term Loan, 3.98%, Maturing May 2, 2016		978	948,272
SGS International, Inc.
Term Loan, 3.74%, Maturing September 30, 2013		261	258,545

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Trader Media Corp., Ltd.
Term Loan, 5.68%, Maturing December 1, 2017	GBP	500	$676,390

			$14,224,601

Radio and Television — 3.6%
Block Communications, Inc.
Term Loan, 2.24%, Maturing December 21, 2012		424	$419,884
Clear Channel Communication
Term Loan, Maturing January 28, 2016(8)		1,000	714,625
Cumulus Media, Inc.
Term Loan, 5.75%, Maturing September 17, 2018		2,625	2,483,906
Foxco Acquisition Sub, LLC
Term Loan, 4.75%, Maturing July 14, 2015		296	282,059
Gray Television, Inc.
Term Loan, 3.73%, Maturing December 31, 2014		348	332,685
Miramax Film NY, LLC
Term Loan, 7.75%, Maturing May 20, 2016		419	419,493
Mission Broadcasting, Inc.
Term Loan, 5.00%, Maturing September 30, 2016		260	255,410
Nexstar Broadcasting, Inc.
Term Loan, 5.00%, Maturing September 30, 2016		407	399,494
Raycom TV Broadcasting, LLC
Term Loan, 4.50%, Maturing May 31, 2017		449	426,431
Tyrol Acquisition 2 SAS
Term Loan, 5.36%, Maturing January 29, 2016	EUR	500	532,550
Term Loan, 5.36%, Maturing January 29, 2016	EUR	500	532,551
Univision Communications, Inc.
Term Loan, 2.24%, Maturing September 29, 2014		743	671,509
Term Loan, 4.49%, Maturing March 31, 2017		1,743	1,485,202

			$8,955,799

Retailers (Except Food and Drug) — 5.4%
Amscan Holdings, Inc.
Term Loan, 6.75%, Maturing December 4, 2017		1,767	$1,733,563
BJ’s Wholesale Club, Inc.
Term Loan, Maturing September 27, 2018(8)		975	944,009
FTD, Inc.
Term Loan, 4.75%, Maturing June 6, 2018		648	635,408
Harbor Freight Tools USA, Inc.
Term Loan, 6.50%, Maturing December 22, 2017		911	901,213
J. Crew Operating Corp.
Term Loan, 4.75%, Maturing March 7, 2018		873	781,167
Jo-Ann Stores, Inc.
Term Loan, 4.75%, Maturing March 16, 2018		1,423	1,326,656
Michaels Stores, Inc.
Term Loan, 2.55%, Maturing October 31, 2013		1,574	1,509,099
Neiman Marcus Group, Inc.
Term Loan, 4.75%, Maturing May 16, 2018		1,550	1,440,854
PETCO Animal Supplies, Inc.
Term Loan, 4.50%, Maturing November 24, 2017		619	587,168
Pilot Travel Centers, LLC
Term Loan, 4.25%, Maturing March 30, 2018		902	893,232
Savers, Inc.
Term Loan, 4.25%, Maturing March 3, 2017		622	614,102
Service Master Co.
Term Loan, 2.74%, Maturing July 24, 2014		45	42,081
Term Loan, 2.74%, Maturing July 24, 2014		450	422,566
Visant Holding Corp.
Term Loan, 5.25%, Maturing December 22, 2016		695	639,170

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Vivarte
Term Loan - Second Lien, 4.84%, Maturing September 8, 2016	EUR	13	$11,555
Term Loan - Second Lien, 4.84%, Maturing September 8, 2016	EUR	88	80,887
Term Loan - Second Lien, 4.84%, Maturing September 8, 2016	EUR	900	831,985

			$13,394,715

Steel — 0.5%
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017		348	$337,585
Niagara Corp.
Term Loan, 10.50%, Maturing June 29, 2014(3)(7)		368	345,222
SunCoke Energy, Inc.
Term Loan, 4.00%, Maturing July 26, 2018		499	495,009

			$1,177,816

Surface Transport — 1.1%
Hertz Corp.
Term Loan, 3.75%, Maturing March 9, 2018		1,791	$1,703,316
Swift Transportation Co., Inc.
Term Loan, 6.00%, Maturing December 21, 2016		1,048	1,021,715

			$2,725,031

Telecommunications — 6.0%
Alaska Communications Systems Holdings, Inc.
Term Loan, 5.50%, Maturing October 21, 2016		918	$883,061
Cellular South, Inc.
Term Loan, 4.50%, Maturing July 27, 2017		424	413,339
Intelsat Jackson Holdings SA
Term Loan, 5.25%, Maturing April 2, 2018		5,187	5,006,534
Macquarie UK Broadcast, Ltd.
Term Loan, 2.94%, Maturing December 1, 2014	GBP	414	529,352
MetroPCS Wireless
Term Loan, 4.00%, Maturing March 16, 2018		3,057	2,944,969
NTelos, Inc.
Term Loan, 4.00%, Maturing August 7, 2015		1,474	1,438,111
SBA Finance
Term Loan, 3.75%, Maturing June 29, 2018		474	464,928
Syniverse Technologies, Inc.
Term Loan, 5.25%, Maturing December 21, 2017		744	735,381
Telesat Canada, Inc.
Term Loan, 3.24%, Maturing October 31, 2014		151	146,605
Term Loan, 3.24%, Maturing October 31, 2014		1,754	1,706,737
Windstream Corp.
Term Loan, 3.00%, Maturing December 17, 2015		624	618,560

			$14,887,577

Utilities — 3.6%
AES Corp.
Term Loan, 4.25%, Maturing June 1, 2018		1,294	$1,267,227
Calpine Corp.
Term Loan, 4.50%, Maturing April 2, 2018		474	449,648
Term Loan, 4.50%, Maturing April 2, 2018		2,413	2,288,009
Dynegy Holdings, Inc.
Term Loan, 9.25%, Maturing August 4, 2016		250	243,958
Term Loan, 9.25%, Maturing August 4, 2016		475	468,988
EquiPower Resources Holdings, LLC
Term Loan, 5.75%, Maturing January 26, 2018		265	259,374
NRG Energy, Inc.
Term Loan, 4.00%, Maturing July 2, 2018		2,244	2,195,279

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)	Value
Texas Competitive Electric Holdings Co., LLC
Term Loan, 4.75%, Maturing October 10, 2017	2,601	$1,751,578

		$8,924,061

Total Senior Floating-Rate Interests (identified cost $359,419,540)		$343,675,071

Corporate Bonds & Notes — 8.2%

	Principal
	Amount*
Security	(000’s omitted)	Value
Automotive — 0.0%(2)
American Axle & Manufacturing Holdings, Inc., Sr. Notes
9.25%, 1/15/17(9)	77	$80,465

		$80,465

Broadcast Radio and Television — 0.6%
Entravision Communications Corp., Sr. Notes
8.75%, 8/1/17(9)	1,000	$942,500
LBI Media, Inc., Sr. Disc. Notes
11.00%, 10/15/13	15	13,425
XM Satellite Radio Holdings, Inc.
13.00%, 8/1/14(9)	485	545,625

		$1,501,550

Building and Development — 0.3%
AMO Escrow Corp., Sr. Notes
11.50%, 12/15/17(9)	925	$841,750

		$841,750

Business Equipment and Services — 0.4%
SunGard Data Systems, Inc., Sr. Notes
10.625%, 5/15/15	900	$942,750
Ticketmaster Entertainment, Inc.
10.75%, 8/1/16	20	21,100

		$963,850

Chemicals and Plastics — 0.1%
INEOS Group Holdings PLC, Sr. Sub. Notes
8.50%, 2/15/16(9)	180	$134,100

		$134,100

Conglomerates — 0.1%
Education Management, LLC, Sr. Notes
8.75%, 6/1/14	210	$205,800
RBS Global & Rexnord Corp.
11.75%, 8/1/16	90	92,250

		$298,050

Containers and Glass Products — 0.2%
Berry Plastics Corp., Sr. Notes, Variable Rate
4.999%, 2/15/15	500	$465,000

		$465,000

Cosmetics/Toiletries — 0.1%
Revlon Consumer Products Corp.
9.75%, 11/15/15(9)	165	$173,663

		$173,663

	Principal
	Amount*
Security	(000’s omitted)		Value
Electronics/Electrical — 0.1%
NXP BV/NXP Funding, LLC, Variable Rate
2.999%, 10/15/13		370	$359,362

			$359,362

Equipment Leasing — 0.5%
International Lease Finance Corp., Sr. Notes, MTN
5.65%, 6/1/14		1,000	$932,500
6.75%, 9/1/16(9)		175	176,313
7.125%, 9/1/18(9)		175	176,531

			$1,285,344

Financial Intermediaries — 0.7%
First Data Corp., Sr. Notes
7.375%, 6/15/19(9)		500	$446,250
Ford Motor Credit Co., LLC, Sr. Notes
8.00%, 12/15/16		125	136,801
UPCB Finance II, Ltd., Sr. Notes
6.375%, 7/1/20(9)	EUR	500	579,442
UPCB Finance III, Ltd., Sr. Notes
6.625%, 7/1/20(9)		600	567,000

			$1,729,493

Food Service — 0.1%
NPC International, Inc., Sr. Sub. Notes
9.50%, 5/1/14		135	$133,313

			$133,313

Forest Products — 0.0%(2)
Verso Paper Holdings, LLC/Verso Paper, Inc.
11.375%, 8/1/16		80	$58,400

			$58,400

Health Care — 0.1%
Biomet, Inc.
10.375%, 10/15/17(7)		55	$56,650
11.625%, 10/15/17		280	291,900
DJO Finance, LLC/DJO Finance Corp.
10.875%, 11/15/14		7	7,000

			$355,550

Industrial Equipment — 0.5%
Chart Industries, Inc., Sr. Sub. Notes
9.125%, 10/15/15		105	$108,194
Terex Corp., Sr. Notes
10.875%, 6/1/16		1,000	1,065,000

			$1,173,194

Insurance — 0.1%
Alliant Holdings I, Inc.
11.00%, 5/1/15(9)		25	$25,563
HUB International Holdings, Inc., Sr. Notes
9.00%, 12/15/14(9)		70	67,550
USI Holdings Corp., Sr. Notes, Variable Rate
4.161%, 11/15/14(9)		35	30,625

			$123,738

	Principal
	Amount*
Security	(000’s omitted)	Value
Leisure Goods/Activities/Movies — 0.1%
AMC Entertainment, Inc., Sr. Notes
8.75%, 6/1/19	60	$59,250
Royal Caribbean Cruises, Sr. Notes
7.00%, 6/15/13	50	51,125
6.875%, 12/1/13	20	20,250
7.25%, 6/15/16	10	10,175
7.25%, 3/15/18	20	20,300

		$161,100

Lodging and Casinos — 0.7%
Buffalo Thunder Development Authority
9.375%, 12/15/49(4)(9)	265	$97,388
CCM Merger, Inc.
8.00%, 8/1/13(9)	30	28,500
Inn of the Mountain Gods Resort & Casino, Sr. Notes
1.25%, 11/30/20(7)(9)	173	95,952
8.75%, 11/30/20(9)	74	71,410
Mohegan Tribal Gaming Authority, Sr. Sub. Notes
8.00%, 4/1/12	85	56,525
7.125%, 8/15/14	120	60,600
6.875%, 2/15/15	115	55,775
Peninsula Gaming, LLC
10.75%, 8/15/17	1,000	970,000
Tunica-Biloxi Gaming Authority, Sr. Notes
9.00%, 11/15/15(9)	165	165,928
Waterford Gaming, LLC, Sr. Notes
8.625%, 9/15/14(3)(9)	112	72,128

		$1,674,206

Nonferrous Metals/Minerals — 0.1%
Cloud Peak Energy Resources, LLC/Cloud Peak Energy Finance Corp.
8.50%, 12/15/19	330	$344,850

		$344,850

Oil and Gas — 0.1%
Petroleum Development Corp., Sr. Notes
12.00%, 2/15/18	65	$69,875
Petroplus Finance, Ltd.
7.00%, 5/1/17(9)	85	69,275
Quicksilver Resources, Inc., Sr. Notes
11.75%, 1/1/16	65	70,525
SESI, LLC, Sr. Notes
6.875%, 6/1/14	30	30,225

		$239,900

Publishing — 0.7%
Laureate Education, Inc.
10.00%, 8/15/15(9)	1,045	$1,029,325
10.25%, 8/15/15(7)(9)	626	619,626
11.75%, 8/15/17(9)	45	46,350

		$1,695,301

Rail Industries — 0.0%(2)
American Railcar Industry, Sr. Notes
7.50%, 3/1/14	100	$98,500

		$98,500

	Principal
	Amount*
Security	(000’s omitted)	Value
Retailers (Except Food and Drug) — 0.9%
Amscan Holdings, Inc., Sr. Sub. Notes
8.75%, 5/1/14	220	$217,250
Sally Holdings, LLC, Sr. Notes
9.25%, 11/15/14	665	681,625
10.50%, 11/15/16	235	243,812
Toys ‘‘R” Us
10.75%, 7/15/17	1,000	1,062,500

		$2,205,187

Steel — 0.0%(2)
RathGibson, Inc., Sr. Notes
11.25%, 2/15/14(3)(4)	240	$24

		$24

Surface Transport — 0.0%(2)
CEVA Group PLC, Sr. Notes
11.50%, 4/1/18(9)	95	$87,875
Hertz Corp.
8.875%, 1/1/14	2	2,010

		$89,885

Telecommunications — 0.1%
Intelsat Bermuda, Ltd.
11.25%, 6/15/16	205	$209,612

		$209,612

Utilities — 1.6%
Calpine Corp., Sr. Notes
7.50%, 2/15/21(9)	2,375	$2,280,000
7.875%, 1/15/23(9)	1,700	1,649,000
NGC Corp.
7.625%, 10/15/26	205	115,825
Reliant Energy, Inc., Sr. Notes
7.625%, 6/15/14	10	9,825

		$4,054,650

Total Corporate Bonds & Notes (identified cost $21,367,689)		$20,450,037

Asset-Backed Securities — 1.3%

	Principal
	Amount
Security	(000’s omitted)	Value
Alzette European CLO SA, Series 2004-1A, Class E2, 6.847%, 12/15/20(10)	$266	$211,931
Avalon Capital Ltd. 3, Series 1A, Class D, 2.258%, 2/24/19(9)(10)	295	200,112
Babson Ltd., Series 2005-1A, Class C1, 2.199%, 4/15/19(9)(10)	376	226,732
Bryant Park CDO Ltd., Series 2005-1A, Class C, 2.299%, 1/15/19(9)(10)	500	392,500
Carlyle High Yield Partners, Series 2004-6A, Class C, 2.728%, 8/11/16(9)(10)	500	351,961
Centurion CDO 8 Ltd., Series 2005-8A, Class D, 5.836%, 3/8/17(10)	492	323,587
Centurion CDO 9 Ltd., Series 2005-9A, Class D1, 5.00%, 7/17/19(10)	500	314,243
Madison Park Funding Ltd., Series 2006-2A, Class D, 5.108%, 3/25/20(9)(10)	1,000	685,599
Schiller Park CLO Ltd., Series 2007-1A, Class D, 2.503%, 4/25/21(9)(10)	1,000	616,658

Total Asset-Backed Securities (identified cost $4,900,279)		$3,323,323

Common Stocks — 1.9%

Security	Shares	Value
Automotive — 0.3%
Dayco Products, LLC(11)(12)	10,159	$429,218
Hayes Lemmerz International, Inc.(3)(11)(12)	8,949	456,399

		$885,617

Building and Development — 0.1%
Panolam Holdings Co.(3)(11)(13)	131	$111,879
United Subcontractors, Inc.(3)(11)(12)	277	21,257

		$133,136

Diversified Manufacturing — 0.0%(2)
MEGA Brands, Inc.(11)	8,320	$68,527

		$68,527

Financial Intermediaries — 0.0%(2)
RTS Investor Corp.(3)(11)(12)	41	$9,042

		$9,042

Food Service — 0.0%
Buffets, Inc.(3)(11)	12,234	$0

		$0

Home Furnishings — 0.1%
Oreck Corp.(3)(11)(12)	2,275	$155,997
Sanitec Europe Oy B Units(11)(12)	26,249	140,668
Sanitec Europe Oy E Units(3)(11)(12)	25,787	0

		$296,665

Leisure Goods/Activities/Movies — 0.2%
Metro-Goldwyn-Mayer Holdings, Inc.(11)(12)	22,424	$409,238

		$409,238

Lodging and Casinos — 0.2%
Greektown Superholdings, Inc.(11)	45	$3,105
Herbst Gaming, Inc.(3)(11)(12)	23,498	119,606
Shreveport Gaming Holdings, Inc.(3)(11)	289	84
Tropicana Entertainment, Inc.(11)(12)	25,430	356,020

		$478,815

Nonferrous Metals/Minerals — 0.1%
Euramax International, Inc.(11)(12)	468	$137,328

		$137,328

Oil and Gas — 0.0%(2)
SemGroup Corp.(11)	750	$14,970

		$14,970

Publishing — 0.7%
Ion Media Networks, Inc.(3)(11)(12)	2,155	$1,724,000
MediaNews Group, Inc.(3)(11)(12)	5,771	109,364
SuperMedia, Inc.(11)	3,353	5,197

		$1,838,561

Steel — 0.2%
KNIA Holdings, Inc.(3)(11)(12)	6,269	$84,441
RathGibson Acquisition Co., LLC(3)(11)(13)	10,700	317,362

		$401,803

Total Common Stocks (identified cost $2,586,803)		$4,673,702

Warrants — 0.0%(2)

Security	Shares	Value
Oil and Gas — 0.0%(2)
SemGroup Corp., Expires 11/30/14(11)	789	$3,235

		$3,235

Publishing — 0.0%
Reader’s Digest Association, Inc. (The), Expires 2/14/19(3)(11)(12)	781	$0

		$0

Retailers (Except Food and Drug) — 0.0%
Oriental Trading Co., Inc., Expires 2/11/16(3)(11)(12)	3,817	$0
Oriental Trading Co., Inc., Expires 2/11/16(3)(11)(12)	4,188	0

		$0

Total Warrants (identified cost $8)		$3,235

Miscellaneous — 0.0%(2)

Security	Shares	Value
Business Equipment and Services — 0.0%(2)
NCS Acquisition Corp., Escrow Certificate(11)	20,000	$1,379

		$1,379

Cable and Satellite Television — 0.0%(2)
Adelphia Recovery Trust(11)	261,268	$1,568
Adelphia, Inc., Escrow Certificate(11)	270,000	769

		$2,337

Total Miscellaneous (identified cost $251,158)		$3,716

Short-Term Investments — 9.1%

	Interest/
	Principal
	Amount
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.08%(14)	$16,426	$16,426,445
State Street Bank and Trust Euro Time Deposit, 0.01%, 10/3/11	6,313	6,312,863

Total Short-Term Investments (identified cost $22,739,308)		$22,739,308

Total Investments — 158.5% (identified cost $411,264,785)		$394,868,392

Less Unfunded Loan Commitments — (0.0)%(2)		$(61,125)

Net Investments — 158.5% (identified cost $411,203,660)		$394,807,267

Other Assets, Less Liabilities — (14.3)%		$(35,697,687)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (44.2)%		$(110,000,453)

Net Assets Applicable to Common Shares — 100.0%		$249,109,127

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

EUR	-	Euro

GBP	-	British Pound Sterling

*		In U.S. dollars unless otherwise indicated.

(1)		Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)		Amount is less than 0.05%.

(3)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(4)		Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(5)		Defaulted matured security. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(6)		Unfunded or partially unfunded loan commitments. The Trust may enter into certain credit agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion.

(7)		Represents a payment-in-kind security which may pay all or a portion of interest/dividends in additional par/shares.

(8)		This Senior Loan will settle after September 30, 2011, at which time the interest rate will be determined.

(9)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At September 30, 2011, the aggregate value of these securities is $13,573,696 or 5.4% of the Trust’s net assets applicable to common shares.

(10)		Variable rate security. The stated interest rate represents the rate in effect at September 30, 2011.

(11)		Non-income producing security.

(12)		Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(13)		Restricted security.

(14)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2011 was $3,179.

A summary of open financial instruments at September 30, 2011 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
10/31/11	Euro 4,967,245	United States Dollar 7,114,958	Deutsche Bank	$461,433
10/31/11	British Pound Sterling 719,468	United States Dollar 1,174,903	JPMorgan Chase Bank	53,264
11/30/11	Euro 4,661,478	United States Dollar 6,743,434	Citigroup Global Markets	500,173
11/30/11	British Pound Sterling 2,968,552	United States Dollar 4,846,088	JPMorgan Chase Bank	219,470
12/30/11	Euro 799,599	United States Dollar 1,083,345	HSBC Bank USA	12,434
12/30/11	British Pound Sterling 341,502	United States Dollar 531,836	Goldman Sachs, Inc.	(256)

				$1,246,518

At September 30, 2011, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts. The Trust also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

At September 30, 2011, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $1,246,774 and $256, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Trust at September 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$411,227,724

Gross unrealized appreciation	$3,663,843
Gross unrealized depreciation	(20,084,300)

Net unrealized depreciation	$(16,420,457)

Restricted Securities

At September 30, 2011, the Trust owned the following securities (representing 0.2% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost	Value
Common Stocks
Panolam Holdings Co.	12/30/09	131	$71,985	$111,879
RathGibson Acquisition Co., LLC	6/14/10	10,700	56,785	317,362

Total Restricted Securities			$128,770	$429,241

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2011, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$342,493,240	$1,120,706	$343,613,946
Corporate Bonds & Notes	—	20,377,885	72,152	20,450,037
Asset-Backed Securities	—	3,323,323	—	3,323,323
Common Stocks	88,694	1,046,359	3,538,649	4,673,702
Warrants	—	3,235	0	3,235
Miscellaneous	—	3,716	—	3,716
Short-Term Investments	—	22,739,308	—	22,739,308

Total Investments	$88,694	$389,987,066	$4,731,507	$394,807,267

Forward Foreign Currency Exchange Contracts	$—	$1,246,774	$—	$1,246,774

Total	$88,694	$391,233,840	$4,731,507	$396,054,041

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(256)	$—	$(256)

Total	$—	$(256)	$—	$(256)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments		Investments in
	in Senior	Investments in	Common Stocks,
	Floating-Rate	Corporate	Warrants and
	Interests	Bonds & Notes	Miscellaneous	Total
Balance as of June 30, 2011	$810,063	$185,452	$3,601,369	$4,596,884
Realized gains (losses)	(406,380)	114,171	(52,007)	(344,216)
Change in net unrealized appreciation (depreciation)	302,101	(24,941)	(147,156)	130,004

Cost of purchases	2,149	4,838	—	6,987
Proceeds from sales	(135,344)	(207,658)	(778)	(343,780)
Accrued discount (premium)	1,362	290	—	1,652
Transfers to Level 3*	546,755	—	575,888	1,122,643
Transfers from Level 3*	—	—	(438,667)	(438,667)

Balance as of September 30, 2011	$1,120,706	$72,152	$3,538,649	$4,731,507

Change in net unrealized appreciation (depreciation) on investments still held as of September 30, 2011	$(139,404)	$682	$(199,942)	$(338,664)

*	Transfers are reflected at the value of the securities at the beginning of the period. Transfers from Level 2 to Level 3 were due to a reduction in the availability of significant observable inputs in determining the fair value of these investments. Transfers from Level 3 to Level 2 were due to increased market trading activity resulting in the availability of significant observable inputs in determining the fair value of these investments.

At September 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Senior Income Trust

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	November 23, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	November 23, 2011

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	November 23, 2011